Changes in Components of Accumulated Other Comprehensive Loss, Including Amounts Attributable to Noncontrolling Interests (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Pre-Tax Amount
Foreign currency translation adjustments	$ (10,144)	¥ (836,000)	¥ (2,890,000)	¥ 255,000
Unrealized gain (loss) on securities:
Amount arising during the year	19,512	1,608,000	(2,843,000)	4,319,000
Reclassification adjustments	9,501	783,000	1,014,000	1,293,000
Net unrealized (loss) gain	29,013	2,391,000	(1,829,000)	5,612,000
Pension liability adjustment:
Amount arising during the year	(24,257)	(1,999,000)	(933,000)	1,575,000
Reclassification adjustment	6,261	516,000	564,000	1,123,000
Net unrealized (loss) gain	(17,996)	(1,483,000)	(369,000)	2,698,000
Other comprehensive (loss) income	873	72,000	(5,088,000)	8,565,000
Tax (Expense) Credit
Foreign currency translation adjustments	655	54,000	88,000	(75,000)
Unrealized gain (loss) on securities:
Amount arising during the year	(5,703)	(470,000)	1,170,000	(1,735,000)
Reclassification adjustments	(3,871)	(319,000)	(413,000)	(526,000)
Net unrealized gain	(9,574)	(789,000)	757,000	(2,261,000)
Pension liability adjustment:
Amount arising during the year	8,640	712,000	380,000	(641,000)
Reclassification adjustment	(2,463)	(203,000)	(230,000)	(457,000)
Net unrealized (loss) gain	6,177	509,000	150,000	(1,098,000)
Other comprehensive (loss) income	(2,742)	(226,000)	995,000	(3,434,000)
Net Amount
Foreign currency translation adjustments	(9,489)	(782,000)	(2,802,000)	180,000
Unrealized gain (loss) on securities:
Amount arising during the year	13,809	1,138,000	(1,673,000)	2,584,000
Reclassification adjustments	5,630	464,000	601,000	767,000
Net unrealized gain	19,439	1,602,000	(1,072,000)	3,351,000
Pension liability adjustment:
Amount arising during the year	(15,617)	(1,287,000)	(553,000)	934,000
Reclassification adjustment	3,798	313,000	334,000	666,000
Net unrealized (loss) gain	(11,819)	(974,000)	(219,000)	1,600,000
Other comprehensive (loss) income	$ (1,869)	¥ (154,000)	¥ (4,093,000)	¥ 5,131,000